PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Jul. 31, 2022 CNY (¥)
VAT-input deductible	¥ 54,728	¥ 54,601
Prepaid rental expense	2,469	2,537
Prepaid marketing expense	7,877	2,009
Prepaid consulting and professional service fees	5,383	1,247
Prepaid insurance cost	4,973	139
Prepaid financial advisory service fee	12,000			¥ 12,000
Others	2,582	857
Total prepaid expenses and other current assets	90,012	¥ 61,390	$ 8,939
Aggregate amount of prepaid financial advisory service fee	¥ 60,000
Term period of aggregate amount of prepaid financial advisory service fee	5 years